UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Fiscal quarter ended December 31, 2004

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND BALANCED
PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 62.2%	Shares	Value

Advertising Agencies - 0.3%
Omnicom Group, Inc.	20,600	$1,736,992

Air Transportation - 0.2%
Expeditors International Washington, Inc.	6,150	343,662
FedEx Corp.	9,700	955,353

		1,299,015

Auto Parts - After Market - 0.0%
Genuine Parts Co.	4,800	211,488

Auto Parts - Original Equipment - 0.2%
Autoliv, Inc.	28,400	1,371,720

Auto Trucks & Parts - 0.1%
Wabash National Corp.*	25,400	684,022

Banks - New York City - 1.4%
Bank of New York Co., Inc.	64,400	2,152,248
JP Morgan Chase & Co.	142,588	5,562,358

		7,714,606

Banks - Outside New York City - 4.5%
Bank of America Corp.	166,200	7,809,738
First Republic Capital Corp., Preferred (e)	500	525,000
KeyCorp Ltd.	28,000	949,200
M&T Bank Corp.	18,400	1,984,256
National City Corp.	5,900	221,545
North Fork Bancorp, Inc.	7,950	229,357
Northern Trust Corp.	8,800	427,504
TCF Financial Corp.	55,200	1,774,128
US Bancorp	105,700	3,310,524
Wachovia Corp.	94,800	4,986,480
Wells Fargo & Co.	50,800	3,157,220

		25,374,952

Biotechnology - Research & Production - 0.9%
Amgen, Inc.*	66,850	4,288,427

	Shares	Value

Invitrogen Corp.*	10,300	691,439

		4,979,866

Building Materials - 0.2%
Masco Corp.	31,800	1,161,654

Chemicals - 0.8%
Airgas, Inc.	55,500	1,471,305
Praxair, Inc.	49,500	2,185,425
Sigma-Aldrich Corp.	17,000	1,027,820

		4,684,550

Communications & Media - 1.0%
Time Warner, Inc.*	282,600	5,493,744

Communications Technology - 2.1%
Cisco Systems, Inc.*	267,156	5,156,111
CommScope, Inc.*	145,500	2,749,950
Harris Corp.	25,200	1,557,108
Qualcomm, Inc.	48,000	2,035,200
Scientific-Atlanta, Inc.	4,200	138,642

		11,637,011

Computer - Services, Software & Systems - 2.6%
Adobe Systems, Inc.	46,100	2,892,314
Citrix Systems, Inc.*	9,600	235,488
Compuware Corp.*	54,300	351,321
Intuit, Inc.*	7,500	330,075
Microsoft Corp.	381,600	10,192,536
Symantec Corp.*	20,600	530,656
Veritas Software Corp.*	5,600	159,880

		14,692,270

Computer Technology - 3.2%
Dell, Inc.*	174,000	7,332,360
EMC Corp.*	68,100	1,012,647
Hewlett-Packard Co.	33,100	694,107
International Business Machines Corp.	84,600	8,339,868
Western Digital Corp.*	30,000	325,200

		17,704,182

Consumer Electronics - 0.8%
Electronic Arts, Inc.*	5,800	357,744
Harman International Industries, Inc.	2,000	254,000
Yahoo!, Inc.*	103,500	3,899,880

		4,511,624

	Shares	Value

Consumer Products - 1.8%
Alberto-Culver Co.	31,400	1,525,098
American Greetings Corp.	4,200	106,470
Gillette Co.	63,300	2,834,574
Kimberly-Clark Corp.	61,400	4,040,734
Toro Co.	18,000	1,464,300

		9,971,176

Containers & Packaging - Paper & Plastic - 0.1%
Sealed Air Corp.*	10,600	564,662

Cosmetics - 0.3%
Estee Lauder Co.’s, Inc.	39,200	1,794,184

Diversified Financial Services - 2.0%
American Express Co.	92,400	5,208,588
CIT Group, Inc.	5,800	265,756
Goldman Sachs Group, Inc.	25,300	2,632,212
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Roslyn Real Estate Asset Corp., Preferred (e)	10,000	1,000,000

		11,086,556

Diversified Materials & Processing - 0.1%
American Standard Co.’s*	9,000	371,880

Diversified Production - 0.3%
Danaher Corp.	18,300	1,050,603
Dover Corp.	8,700	364,878

		1,415,481

Drug & Grocery Store Chains - 0.6%
Supervalu, Inc.	15,400	531,608
Walgreen Co.	81,100	3,111,807

		3,643,415

Drugs & Pharmaceuticals - 3.5%
Barr Laboratories, Inc.*	12,600	573,804
Cardinal Health, Inc.	26,700	1,552,605
Johnson & Johnson	144,800	9,183,216
Pfizer, Inc.	309,300	8,317,077

		19,626,702

Education Services - 0.3%
Apollo Group, Inc.*	21,700	1,751,407

Electrical - Household Appliances - 0.1%
Whirlpool Corp.	4,900	339,129

	Shares	Value

Electronic Equipment & Components - 0.2%
Cooper Industries Ltd.	4,800	325,872
Molex, Inc.	28,000	840,000

		1,165,872

Electronics - 0.1%
Amphenol Corp.*	11,250	413,325

Electronics - Medical Systems - 0.9%
Medtronic, Inc.	76,400	3,794,788
Varian Medical Systems, Inc.*	24,200	1,046,408

		4,841,196

Electronics - Semiconductors / Components - 1.7%
Altera Corp.*	38,900	805,230
Analog Devices, Inc.	34,200	1,262,664
Atmel Corp.*	61,100	239,512
Integrated Circuit Systems, Inc.*	9,100	190,372
Intel Corp.	231,300	5,410,107
Jabil Circuit, Inc.*	46,700	1,194,586
Texas Instruments, Inc.	19,900	489,938

		9,592,409

Energy Miscellaneous - 0.4%
Veritas DGC, Inc.*	92,900	2,081,889

Finance - Small Loan - 0.5%
SLM Corp.	50,300	2,685,517

Finance Companies - 0.4%
Capital One Financial Corp.	25,300	2,130,513

Financial Data Processing Services - 1.3%
Automatic Data Processing, Inc.	88,300	3,916,105
Deluxe Corp.	6,750	251,977
DST Systems, Inc.*	4,000	208,480
First Data Corp.	57,200	2,433,288
Fiserv, Inc.*	2,700	108,513
SunGard Data Systems, Inc.*	16,600	470,278

		7,388,641

Financial Miscellaneous - 1.7%
AMBAC Financial Group, Inc.	5,500	451,715
Fannie Mae	38,300	2,727,343
Freddie Mac	8,400	619,080
H & R Block, Inc.	3,000	147,000

	Shares	Value

MBNA Corp.	133,200	3,754,908
MGIC Investment Corp.	9,900	682,209
Nationwide Financial Services, Inc.	6,100	233,203
Providian Financial Corp.*	40,200	662,094

		9,277,552

Foods - 2.2%
General Mills, Inc.	30,800	1,531,068
H.J. Heinz Co.	42,300	1,649,277
Hershey Foods Corp.	66,000	3,665,640
Kellogg Co.	57,900	2,585,814
McCormick & Co., Inc.	6,400	247,040
Sysco Corp.	62,400	2,381,808

		12,060,647

Forest Products - 0.2%
Weyerhaeuser Co.	18,300	1,230,126

Healthcare Facilities - 0.2%
DaVita, Inc.*	27,450	1,085,099
Health Management Associates, Inc.	14,000	318,080

		1,403,179

Healthcare Management Services - 0.2%
Caremark Rx, Inc.*	24,100	950,263

Healthcare Services - 1.2%
Express Scripts, Inc.*	8,400	642,096
Lincare Holdings, Inc.*	8,500	362,525
WellPoint, Inc.*	47,700	5,485,500

		6,490,121

Home Building - 1.3%
DR Horton, Inc.	9,750	393,022
KB Home	3,500	365,400
NVR, Inc.*	5,100	3,923,940
Pulte Homes, Inc.	44,900	2,864,620

		7,546,982

Household Equipment & Products - 0.6%
Black & Decker Corp.	38,100	3,365,373

Identification Control & Filter Devices - 0.6%
Donaldson Co., Inc.	8,625	281,002
Parker Hannifin Corp.	35,800	2,711,492
Waters Corp.*	3,700	173,123

		3,165,617

	Shares	Value

Insurance - Life - 0.7%
Jefferson-Pilot Corp.	5,800	301,368
Phoenix Co.’s, Inc.	14,800	185,000
Principal Financial Group	56,000	2,292,640
Prudential Financial, Inc.	21,500	1,181,640

		3,960,648

Insurance - Multi-Line - 1.4%
Aflac, Inc.	74,400	2,964,096
Arthur J. Gallagher & Co.	8,500	276,250
Cigna Corp.	4,000	326,280
Conseco, Inc., Preferred	80,500	2,133,250
Conseco, Inc., Warrants, (strike price $27.60/share, expires 9/10/08)*	3,161	9,451
Hartford Financial Services, Inc.	9,500	658,445
Lincoln National Corp.	12,900	602,172
Protective Life Corp.	20,600	879,414
Safeco Corp.	3,500	182,840

		8,032,198

Insurance - Property & Casualty - 0.7%
21st Century Insurance Group	13,700	186,320
Chubb Corp.	21,800	1,676,420
Commerce Group, Inc.	23,000	1,403,920
Progressive Corp.	9,000	763,560

		4,030,220

Investment Management Companies - 0.1%
SEI Investments Co.	7,100	297,703

Machinery - Agricultural - 0.4%
Deere & Co.	28,100	2,090,640

Machinery - Construction & Handling - 0.3%
Terex Corp.*	36,300	1,729,695

Machinery - Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.	15,400	1,427,272
Nordson Corp.	4,400	176,308
Tecumseh Products Co.	11,300	540,140

		2,143,720

Machinery - Oil Well Equipment & Services - 0.4%
Smith International, Inc.*	37,300	2,029,493

Machinery - Specialty - 0.1%

	Shares	Value

Graco, Inc.	10,100	377,235

Medical & Dental - Instruments & Supplies - 0.8%
Beckman Coulter, Inc.	4,000	267,960
Becton Dickinson & Co.	49,400	2,805,920
Cytyc Corp.*	11,000	303,270
Dentsply International, Inc.	5,100	286,620
St. Jude Medical, Inc.*	3,800	159,334
Stryker Corp.	16,700	805,775

		4,628,879

Medical Services - 0.0%
Coventry Health Care, Inc.*	4,150	220,282

Multi-Sector Companies - 0.6%
3M Co.	44,100	3,619,287

Office Furniture & Business Equipment - 0.4%
Lexmark International, Inc.*	16,400	1,394,000
Pitney Bowes, Inc.	3,200	148,096
Xerox Corp.*	30,600	520,506

		2,062,602

Oil - Crude Producers - 1.8%
Cimarex Energy Co.*	16,700	632,930
EOG Resources, Inc.	76,800	5,480,448
Pioneer Natural Resources Co.	3,300	115,830
XTO Energy, Inc.	111,007	3,927,428

		10,156,636

Paper - 0.0%
Neenah Paper, Inc.*	1	33

Photography - 0.3%
Eastman Kodak Co.	50,400	1,625,400

Pollution Control & Environmental Services - 0.0%
Headwaters, Inc.*	5,500	156,750

Publishing - Miscellaneous - 0.5%
McGraw-Hill Co.’s, Inc.	25,300	2,315,962
RR Donnelley & Sons Co.	13,800	487,002

		2,802,964

Publishing - Newspapers - 0.0%
New York Times Co.	5,500	224,400

	Shares	Value

Real Estate Investment Trust - 0.5%
Equity Office Properties Trust	35,100	1,022,112
New Century Financial Corp.	29,400	1,878,954

		2,901,066

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	30,600	1,858,950

Restaurants - 0.1%
CKE Restaurants, Inc.*	45,700	663,107

Retail - 3.5%
Bed Bath & Beyond, Inc.*	66,000	2,628,780
Best Buy Co., Inc.	5,800	344,636
Costco Wholesale Corp.	27,300	1,321,593
Dollar General Corp.	5,900	122,543
Dollar Tree Stores, Inc.*	7,100	203,628
Gap, Inc.	50,300	1,062,336
Home Depot, Inc.	128,850	5,507,049
Linens ‘N Things, Inc.*	11,000	272,800
Lowe’s Co.’s, Inc.	58,600	3,374,774
Ross Stores, Inc.	10,100	291,587
ShopKo Stores, Inc.*	9,600	179,328
Staples, Inc.	53,100	1,790,001
Target Corp.	50,400	2,617,272

		19,716,327

Savings & Loans - 0.4%
Washington Mutual, Inc.	57,300	2,422,644

Securities Brokers & Services - 0.5%
Charles Schwab Corp.	8,700	104,052
Franklin Resources, Inc.	34,000	2,368,100
Legg Mason, Inc.	4,500	329,670

		2,801,822

Services - Commercial - 0.2%
Brink’s Co.	16,100	636,272
Manpower, Inc.	8,500	410,550

		1,046,822

Shoes - 0.1%
Timberland Co.*	11,000	689,370

Soaps & Household Chemicals - 0.9%
Colgate-Palmolive Co.	14,400	736,704
Procter & Gamble Co.	81,400	4,483,512

	Shares	Value

		5,220,216

Transportation Miscellaneous - 0.3%
United Parcel Service, Inc., Class B	19,500	1,666,470

Utilities - Cable, Television, & Radio - 0.1%
Comcast Corp.*	5,000	164,200
Comcast Corp., Special Class A*	11,500	382,720

		546,920

Utilities - Electrical - 0.6%
Cleco Corp.	22,200	449,772
Hawaiian Electric Industries, Inc.	9,600	279,840
IDACORP, Inc.	20,700	632,799
NiSource, Inc.	20,300	462,434
OGE Energy Corp.	35,100	930,501
Sierra Pacific Resources Co.*	20,600	216,300
Unisource Energy Corp.	9,300	224,223

		3,195,869

Utilities - Gas Distribution - 1.1%
AGL Resources, Inc.	19,900	661,476
Energen Corp.	600	35,370
Kinder Morgan, Inc.	43,000	3,144,590
Oneok, Inc.	88,700	2,520,854

		6,362,290

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	5,100	309,366

Utilities - Telecommunications - 2.1%
Bellsouth Corp.	210,000	5,835,900
Citizens Communications Co.	30,600	421,974
Manitoba Telecom Services, Inc.	9,310	379,179
Nextel Communications, Inc.*	9,300	279,000
SBC Communications, Inc.	184,700	4,759,719

		11,675,772

Wholesalers - 0.2%
United Stationers, Inc.*	19,000	877,800

VENTURE CAPITAL - 1.2%

Agraquest, Inc.:
Series B Preferred(b)(i)*	190,477	266,668
Series C Preferred(b)(i)*	124,615	174,461
Allos Therapeutics*	171,271	411,050
CFBanc Corp.(b)(i)*	27,000	338,000

	Shares	Value

City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	118,360	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	118,359	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	335,955	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
Community Bank of the Bay(b)(i)*	4,000	14,000
Community Growth Fund	1,498,306	1,057,141
Distributed Energy Systems Corp:
Common Stock*	27,842	69,605
Contingent Deferred Distribution:
Cash Tranche 2(b)(i)*	11,022	8,963
Stock Tranche 2(b)(i)*	146	270
Warrants:
(strike price $2.80/share, expires 12/17/06)*	1,652	—
(strike price $2.80/share, expires 12/17/06)*	551	—
Evergreen Solar, Inc.*	133,672	584,147
Frans Health Helpings, Series B Convertible Preferred(b)(i)*	505,051	1
Gaiam, Inc.*	12,500	76,875
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,078	—
Series A Preferred (b)(i)*	69,034	100,598
Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Preferred (b)(i)*	161,758	161,758
Series B Preferred, Warrants(strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Hayes Medical Services(b)(i)*	326,797	245,098
Medimmune, Inc.*	19,854	538,242
Neighborhood Bancorp(b)(i)*	10,000	155,000
Pharmadigm, Inc.(b)(i)*	1,193	1

	Shares	Value

Plethora Technology, Inc., Warrants:
(strike price $0.01/share, expires 6/17/13) (b)(i)*	30,000	47,100
(strike price $0.01/share, expires 2/9/14) (b)(i)*	18,000	28,260
ProFund International SA:
Common (b)(i)*	7,500	—
Preferred (b)(i)*	519,469	310,704
Seventh Generation, Inc. (b)(i)*	200,295	1,217,970
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	44,699	68,314
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Warrants(strike price $1.53/share, expires 10/20/05) (b)(i)*	32,726	—
Wellspring International, Inc.:
Series A Preferred (b)(i)*	129,032	30,777
Series B Preferred (b)(i)*	108,267	29,705
Series C Preferred (b)(i)*	277,778	71,500
Series D Preferred (b)(i)*	380,953	54,476
Series E Preferred (b)(i)*	1,084,840	155,132
Warrants(strike price $0.01/share, exp. 8/15/12) (b)(i)*	23,148	—
Warrants(strike price $0.01/share, exp. 12/24/13) (b)(i)*	190,477	—
Warrants(strike price $0.01/share, exp. 2/10/14) (b)(i)*	42,295	—
Wild Planet Toys, Inc.:
Series B Preferred (b)(i)*	476,190	452,380
Series E Preferred (b)(i)*	129,089	122,635
Wind Harvest Co., Inc. Series A Prefered (b)(i)*	8,696	1
WorldWater Corp.*	70,000	21,000

		6,842,882

Total Equity Securities (Cost $288,375,284)		348,597,988

	ADJUSTED
Limited Partnership Interest - 0.4%	BASIS

Angels With Attitude I LLC (a)(b)(i)*	200,000	170,168
Coastal Venture Partners (b)(i)*	186,494	146,898
Common Capital (b)(i)*	312,428	231,979
Environmental Private Equity Fund II (b)(i)*	29,089	44,311
First Analysis Private Equity Fund IV (b)(i)*	271,984	259,010
GEEMF Partners (a)(b)(i)*	185,003	120,123
Global Environment Emerging Markets Fund (b)(i)*	814,997	—
Hambrecht & Quist Environmental Technology Fund (b)(i)*	254,513	38,954
Infrastructure and Environmental Private Equity Fund III (b)(i)*	837,456	476,771
Labrador Ventures III (b)(i)*	370,293	99,747
Labrador Ventures IV (b)(i)*	733,153	236,621
Liberty Environmental Partners (a)(b)(i)*	256,090	—
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	100,000	78,553

	ADJUSTED
	BASIS

Poland Partners (b)(i)*	187,151	430,700
Solstice Capital (b)(i)*	260,526	229,626
Ukraine Fund (b)(i)*	43,056	15,027
Utah Ventures (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,058	15,695

Total Limited Partnership Interest (Cost $6,615,872)		2,594,184

	PRINCIPAL
Corporate Bonds - 25.5%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)	$170,628	$170,958
8.745%, 1/15/21 (e)	999,938	846,198
3.0525%, 10/15/21 (e)(r)	975,321	912,230
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	2,073,620
APL Ltd., 8.00%, 1/15/24	550,000	589,875
ASIF Global Financing Corp., 2.73%, 3/14/06 (e)(r)	5,000,000	5,001,045
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	1,500,000	1,627,470
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	5,250,000	3,189,375
Atmos Energy Corp., 2.465%, 10/15/07 (r)	2,000,000	1,999,380
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	750,000	861,563
Banco Santander Chile, 2.80%, 12/9/09 (e)(r)	1,500,000	1,499,685
Bank One Issuance Trust, 2.453%, 10/15/08 (r)	3,000,000	3,001,688
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	2,000,000	2,184,340
BF Saul (REIT), 7.50%, 3/1/14	2,000,000	2,060,000
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	3,000,000	3,176,730
Chase Capital II, 2.66%, 2/1/27 (r)	1,000,000	937,550
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,956,400
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	515,000
CIT Group, Inc., 2.55%, 8/31/06 (r)	5,000,000	5,000,350
City Soft, Inc.:
Convertible Notes I,, 10.00%, 8/31/06 (b)(i)	297,877	223,408
Convertible Notes II,, 10.00%, 8/31/06 (b)(i)	32,500	24,375
Convertible Notes III,, 10.00%, 8/31/06 (b)(i)	25,000	25,000
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	2,061,386	2,163,698
Franchise Loan Trust Certificates, Interest Only, 0.944%, 8/18/16 (e)(r)	6,771,804	289,630
Continental Airlines, Inc., 3.338%, 12/6/07 (r)	2,500,000	2,509,825
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,493,156
Countrywide Home Loans, Inc.:
2.528%, 11/30/05 (r)	2,000,000	1,990,760
2.54%, 11/16/07 (r)	3,000,000	2,997,765
Delta Air Lines, Inc., 2.85%, 1/25/08 (r)	2,650,007	2,666,437
Duke Realty LP, 2.781%, 12/22/06 (r)	2,000,000	1,999,800
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	1,000,000	1,072,500

	PRINCIPAL
	AMOUNT	VALUE

Evangelical Lutheran Good Samaritan Society Fund, 6.78%, 11/1/05	3,000,000	3,086,058
FedEx Corp., 2.286%, 4/1/05 (r)	5,000,000	5,002,605
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	1,446,684	1,247,592
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	1,458,477	1,451,529
Trust II, 4.232%, 12/15/14 (e)	500,000	497,344
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	1,000,000	1,099,390
Goldman Sachs Group, Inc., 2.445%, 10/7/11 (r)	3,500,000	3,499,895
Great Lakes Power, Inc., 8.30%, 3/1/05	3,250,000	3,273,887
Greater Bay Bancorp, 5.25%, 3/31/08	700,000	704,508
Huntington Bancshares, Inc., 2.63%, 12/1/05 (r)	1,000,000	1,000,907
KDM Development Corp., 2.41%, 12/31/07 (b)(i)	746,900	692,971
Kimco Realty Corp., 2.36%, 8/1/06 (r)	1,500,000	1,499,730
Leucadia National Corp.:
7.00%, 8/15/13	1,120,000	1,153,600
3.75%, 4/15/14 (e)	500,000	610,275
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	33,920
8.30%, 12/1/37 (e)(m)*	6,130,000	122,600
8.45%, 12/1/97 (e)(m)*	2,560,000	51,200
Masco Corp., 2.70%, 3/9/07 (e)(r)	3,500,000	3,506,580
Meridian Funding Co. LLC:
2.54%, 4/15/09 (e)(r)	1,145,938	1,146,485
2.743%, 10/15/14 (e)(r)	3,000,000	2,998,287
New York Sate Community Statutory Trust II, 6.375%, 12/28/31 (e)(r)	500,000	505,000
NYMAGIC, Inc., 6.50%, 3/15/14	750,000	723,810
Pacific Pilot Funding Ltd., 3.039%, 10/20/16 (e)(r)	1,000,000	993,033
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	522,935
Plethora Technology, Inc., 8.00%, 12/18/05 (b)(i)	400,000	400,000
Post Apartment Homes LP, 6.85%, 3/16/15 (mandatory put, 3/16/05 @ 100)	1,000,000	1,004,867
Preferred Term Securities IX Ltd., 2.70%, 4/3/33 (e)(r)	1,000,000	1,000,270
Premium Asset Trust, 2.295%, 10/8/09 (e)(r)	5,000,000	4,996,880
PRICOA Global Funding I, 2.51%, 3/2/07 (e)(r)	2,000,000	1,998,222
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	847,000	1,007,955
RBS Capital Trust I, 3.35%, 9/29/49 (r)	7,000,000	7,067,270
Roslyn Preferred Trust I, 5.769%, 4/1/32 (e)(r)	500,000	505,000
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	3,000,000	3,148,080
Sovereign Bancorp, Inc., 2.71%, 8/25/06 (r)	2,000,000	1,999,460
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	468,765	753,099
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	1,000,000	291,920
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	1,215,000	1,206,908
Toll Road Investors Partnership II LP, Zero coupon:
2/15/13 (e)	8,000,000	5,247,528
2/15/14 (e)	5,000,000	3,113,555
2/15/25 (e)	6,000,000	1,801,092

	PRINCIPAL
	AMOUNT	VALUE

United Energy Ltd., 6.00%, 11/1/05 (e)	1,000,000	1,019,000
Valmont Industries, Inc., 6.875%, 5/1/14	250,000	259,375
VW Credit, Inc., 2.33%, 7/21/05 (e)(r)	3,500,000	3,499,727
Westfield Capital Corp Ltd., 2.47%, 11/2/07 (e)(r)	5,000,000	4,996,530
William Street Funding Corp., 2.40%, 4/23/06 (e)(r)	4,000,000	4,003,215

Total Corporate Bonds (Cost $149,228,080)		142,803,905

U.S. Government Agencies and Instrumentalities - 2.0%

Federal Home Loan Bank:
2.25%, 3/28/07	2,000,000	1,997,400
2.10%, 4/30/07	3,000,000	2,994,750
Federal Home Loan Bank Discount Notes, 1/3/05	1,000,000	999,945
Freddie Mac, 2.25%, 3/24/08	2,000,000	1,999,020
Freddie Mac Multifamily VRDN Certificates, 2.19%, 1/15/47 (r)	2,099,208	2,099,208
Kingdom of Jordan, Guaranteed by the United States Agency of International Development, 8.75%, 9/1/19	1,140,873	1,438,196

Total U.S. Government Agencies and Instrumentalities (Cost $11,423,309)		11,528,519

Municipal Obligations - 0.3%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	3,750,000	1,640,850

Total Municipal Obligations (Cost $3,779,885)		1,640,850

Taxable Municipal Obligations - 8.0%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/27	7,000,000	1,868,790
Ashland Oregon GO Bonds, 6.022%, 7/15/24	1,000,000	1,040,570
Bethlehem Pennsylvania GO Bonds, 5.15%, 11/1/16	1,180,000	1,176,814
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.30%, 1/1/20	1,000,000	1,018,600
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	2,000,000	1,052,180
Hillsborough County Florida Port Authority Revenue Bonds, Zero Coupon, 12/1/10	1,235,000	952,247
Hoboken New Jersey Pension Funding GO Bonds, Zero Coupon, 4/1/27	570,000	153,307
Indiana State Bond Bank Revenue Bonds:
5.12%, 1/15/17	1,685,000	1,671,520
5.27%, 1/15/18	1,000,000	1,000,720

	PRINCIPAL
	AMOUNT	VALUE

Lackawanna County Pennsylvania GO Bonds, 5.20%, 10/15/17	615,000	616,820
Lakewood Ohio GO Bonds, 5.70%, 7/1/18	1,030,000	1,048,138
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	844,864
New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon:
2/15/11	2,500,000	1,903,100
2/15/17	9,415,000	4,976,675
2/15/24	4,000,000	1,360,520
New Rochelle New York GO Bonds, 5.20%, 3/15/13	525,000	542,304
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,959,320
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,900,160
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	1,000,000	953,970
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/14	1,250,000	784,900
Rancho Mirage California Redevelopment Agency Tax Allocation Bonds, 5.76%, 4/1/24	520,000	538,725
Rome Georgia MFH Revenue VRDN, 2.33%, 7/1/34 (r)	7,650,000	7,650,000
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	739,211
3.90%, 12/1/09	1,150,000	1,142,755
South Carolina Medical University Hospital Authority Facilities Revenue Bonds, 5.23%, 2/15/17	3,015,000	3,006,769
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	1,747,000	1,843,592
West Virginia University Revenue Bonds, 2.20%, 10/1/12 (r)	1,000,000	1,000,000

Total Taxable Municipal Obligations (Cost $43,885,380)		44,746,571

High Social Impact Investments - 0.9%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/07 (b)(i)(r)	5,016,666	4,876,852

Total High Social Impact Investments (Cost $5,016,666)		4,876,852

Certificates Of Deposit - 0.1%

Alternative Federal Credit Union, 1.50%, 11/30/05 (b)(k)	50,000	49,936
Blackfeet National Bank, 1.75%, 11/13/05 (b)(k)	92,000	91,868
First American Credit Union, 2.60%, 12/23/05 (b)(k)	92,000	91,804
Mission Area Federal Credit Union, 1.50%, 11/18/05 (b)(k)	50,000	49,938
South Shore Bank, 2.23%, 12/6/05 (b)(k)	100,000	99,817

Total Certificates Of Deposit (Cost $384,000)		383,363

	PRINCIPAL
	AMOUNT	VALUE

TOTAL INVESTMENTS (Cost $508,708,476) - 99.4%		557,172,232
Other assets and liabilities, net - 0.6%		3,543,504

Net Assets - 100%		$560,715,736

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
U.S. Treasury Bonds	113	03/05	$12,712,500	$272,347
5 Year U.S. Treasury Notes	2	03/05	219,062	1,805

				$274,152

Sold:
2 Year U.S. Treasury Notes	63	03/05	13,204,406	14,951
10 Year U.S. Treasury Notes	101	03/05	11,305,688	(31,572)

				($16,621)

(a) Affiliated Company

(b) This security was valued by the Board of Trustees. See note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Interest payments have been deferred until July 1, 2005. At December 31, 2004 accumulated deferred interest totaled $536,443 and includes interest accrued since and due on October 1, 2003.

(i) Restricted securities represent 2.3% of the net assets for Balanced Portfolio.

(k) These certificates of deposit are fully insured by agencies of the federal government.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, July and December 2004. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, July and December 2004. This TIERS security is based in interest payments from Lumbermens. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

REIT: Real Estate Investment Trust

VRDN: Variable Rate Demand Notes

	ACQUISITION
BALANCED PORTFOLIO RESTRICTED SECURITIES	DATES	COST

Agraquest, Inc.:
Series B Preferred	02/26/97	$200,001
Series C Preferred	03/11/98 - 06/27/03	200,000
Angels With Attitude I LLC	08/28/00 - 04/30/03	200,000
CFBanc Corp.	03/14/03	270,000
Calvert Social Investment Foundation Notes, 2.17%, 7/1/07	06/29/01 - 07/01/02	5,016,666
City Soft, Inc., Convertible Notes, 10.00%, 8/31/06	10/15/02 - 05/04/04	355,377
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 5/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 2/28/13)	04/11/03	—
(strike price $0.28/share, expires 2/28/13)	04/11/03	—
(strike price $0.01/share, expires 5/31/13)	07/15/03	—
(strike price $0.14/share, expires 5/31/13)	07/15/03	—
(strike price $0.28/share, expires 5/31/13)	07/15/03	—
(strike price $0.01/share, expires 8/31/13)	09/09/03	—
(strike price $0.14/share, expires 8/31/13)	09/09/03	—
(strike price $0.28/share, expires 8/31/13)	09/09/03	—
(strike price $0.01/share, expires 9/4/13)	09/09/03	—
(strike price $0.14/share, expires 9/4/13)	09/09/03	—
(strike price $0.21/share, expires 9/4/13)	09/09/03	—
(strike price $0.28/share, expires 9/4/13)	09/09/03	—
(strike price $0.01/share, expires 9/4/13)	09/09/03	—
(strike price $0.01/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.28/share, expires 11/30/13)	01/16/04	—
Coastal Venture Partners	06/07/96 - 06/22/00	186,494
Common Capital	02/15/01 - 12/13/04	312,428
Community Bank of the Bay	03/15/96	100,000
Distributed Energy Systems Corp:
Contingent Deferred Distribution:
Cash Tranche 2	01/06/04	11,022
Stock Tranche 2	01/06/04	407
Environmental Private Equity Fund II	12/31/93 - 11/21/97	29,089
First Analysis Private Equity Fund IV	02/25/02 - 06/17/04	271,984
Frans Health Helpings, Series B Convertible Preferred	06/08/99	200,000
GEEMF Partners	02/28/97	185,003
Global Environment Emerging Markets Fund	01/14/94 - 12/01/95	814,997
H2Gen Innovations, Inc.:
Series A Preferred	12/30/02	251,496
Series A Preferred, Warrants(strike price $1.00/share, expires 1/1/12)	11/07/02	—

	ACQUISITION
BALANCED PORTFOLIO RESTRICTED SECURITIES	DATES	COST

Series B Preferred	11/06/03 - 10/21/04	161,758
Series B Preferred, Warrants(strike price $1.00/share, expires 10/31/13)	11/06/03 - 02/02/04	—
Hambrecht & Quist Environmental Technology Fund	08/11/89 - 08/10/94	254,513
Hayes Medical Services	01/31/97 - 07/22/99	500,000
Infrastructure and Environmental Private Equity Fund III	04/16/97 - 02/12/01	837,456
KDM Development Corp., 2.41%, 12/31/07	11/03/99	692,971
Labrador Ventures III	08/11/98 - 04/02/01	370,293
Labrador Ventures IV	12/14/99 - 04/08/04	733,153
Liberty Environmental Partners	07/28/94 - 09/17/97	256,090
Milepost Ventures	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC	01/08/03 - 11/05/04	100,000
Pharmadigm, Inc.	07/05/96 - 06/18/97	500,000
Plethora Technology, Inc., 8.00%, 12/18/05	06/23/03 - 02/10/04	400,000
Plethora Technology, Inc., Warrants:
(strike price $0.01/share, expires 6/17/13)	06/23/03	47,100
(strike price $0.01/share, expires 2/09/14)	02/10/04	28,260
Poland Partners	04/13/94 - 07/23/01	187,151
ProFund International SA:
Common	08/29/95 - 05/25/99	7,500
Preferred	01/12/96 - 09/09/03	519,469
Seventh Generation, Inc.	04/12/02 - 05/06/03	230,500
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred	04/22/03 - 05/08/03	68,314
Series 1-B, Convertible Preferred	06/10/03	250,000
Warrants(strike price $1.53/share, expires 10/20/05)	06/10/03	—
Solstice Capital	06/26/01 - 11/26/03	260,526
Ukraine Fund	09/28/92 - 04/18/01	43,056
Utah Ventures	11/17/97 - 02/05/03	867,581
Venture Strategy Partners	08/21/98 - 02/26/03	206,058
Wellspring International, Inc.:
Series A Preferred	03/23/00	200,000
Series B Preferred	11/28/00 - 06/22/01	274,997
Series C Preferred	10/30/02 - 11/22/02	150,000
Series D Preferred	02/10/04	114,286
Series E Preferred	10/26/04	155,132
Warrants(strike price $0.01/share, exp. 8/15/12)	08/16/02	11,900
Warrants(strike price $0.01/share, exp. 12/24/13)	12/23/03	—
Warrants(strike price $0.01/share, exp. 2/10/14)	09/01/04	—
Wild Planet Toys, Inc.:
Series B Preferred	07/12/94	200,000
Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc. Series A Preferred	05/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

U.S. Government Agencies and Instrumentalities - 15.3%	PRINCIPAL
	AMOUNT	VALUE

Fannie Mae, 1.375%, 2/18/05	$5,000,000	$5,000,000
Federal Farm Credit Bank Discount Notes, 8/16/05	1,000,000	986,948
Federal Home Loan Bank:
1.30%, 2/23/05	1,000,000	1,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,500,000	2,500,000
1.30%, 4/27/05	5,000,000	5,000,000
1.56%, 5/13/05	1,000,000	1,000,000
1.55%, 5/23/05	1,000,000	1,000,000
Freddie Mac Discount Notes:
3/28/05	1,000,000	995,509
6/30/05	4,000,000	3,961,600
12/13/05	1,000,000	972,752

Total U.S. Government Agencies and Instrumentalities (Cost $24,916,809)		24,916,809

Depository Receipts For U.S. Government Guaranteed Loans - 1.5%

Colson Services Corporation Loan Sets:
3.844%, 7/26/10 (c)(h)	104,530	104,569
3.75%, 1/22/11 (c)(h)	131,607	131,599
4.00%, 3/23/12 (c)(h)	112,996	113,293
3.875%, 5/29/12 (c)(h)	502,156	502,148

	PRINCIPAL
	AMOUNT	VALUE

3.75%, 8/10/12 (c)(h)	1,197,714	1,204,091
3.50%, 9/2/12 (c)(h)	502,249	504,395
Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $2,560,095)		2,560,095

Variable Rate Loans Guaranteed By Agencies Of The U.S. Government - 0.1%

Loan pools, 1.93%, 3/1/07 (h)	140,878	140,878

Total Variable Rate Loans Guaranteed By Agencies Of The U.S. Government (Cost $140,878)		140,878

Certificate Of Deposit - 0.6%

Bank of Cherokee County, 2.00%, 4/21/05 (b)(k)	100,000	100,000
Broadway Federal Bank FSB, 1.90%, 9/15/05 (b)(k)	100,000	100,000
Community Bank of the Bay, 2.18%, 10/7/05 (b)(k)	100,000	100,000
Community Capital Bank, 1.25%, 1/20/05 (b)(k)	100,000	100,000
Elk Horn Bank & Trust Co., 1.00%, 12/18/05 (b)(k)	100,000	100,000
Family Savings Bank, 1.25%, 8/20/05 (b)(k)	100,000	100,000
Fleet National Bank, 1.49%, 4/25/05 (b)(k)	100,000	100,000
One United Bank, 1.80%, 12/19/05 (b)(k)	100,000	100,000
Seaway National Bank, 1.05%, 1/26/05 (b)(k)	100,000	100,000
Self Help Credit Union, 2.19%, 7/14/05 (b)(k)	100,000	100,000

Total Certificate Of Deposit (Cost $1,000,000)		1,000,000

	PRINCIPAL
	AMOUNT	VALUE

Taxable Variable Rate Demand Notes - 81.8%

550 West 14th Place Revenue, 2.37%, 2/1/29, LOC: Harris Trust (r)	3,510,000	3,510,000
Akron Hardware Consultants, Inc., 2.50%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,594,000	1,594,000
Alabama State Incentives Financing Authority Revenue, 2.47%, 10/1/29, BPA:
Southtrust Bank, AMBAC Insured (r)	4,100,000	4,100,000
American Healthcare Funding LLC:
2.42%, 5/1/27, LOC: Lasalle Bank (r)	1,000,000	1,000,000
2.42%, 3/1/29, LOC: Lasalle Bank (r)	3,400,000	3,400,000
Berks County Pennsylvania IDA Revenue, 2.54%, 6/1/15, LOC: Wachovia Bank (r)	1,675,000	1,675,000
Bloomington Minnesota MFH Revenue, 2.42%, 11/15/32, LOC: Fannie Mae (r)	5,195,000	5,195,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.52%, 6/1/21, LOC: Comercia Bank (r)	4,920,000	4,920,000
California State Pollution Control Financing Authority Revenue, 2.52%, 9/1/05, LOC: Wells Fargo Bank (r)	20,000	20,000
California Statewide Communities Development Authority MFH Revenue:
2.56%, 7/1/27, LOC: Bank of the West,C/LOC: CALSTRs (r)	80,000	80,000
2.48%, 3/15/34, LOC: Fannie Mae (r)	3,050,000	3,050,000
Enclave at Lynn Haven LLC, 2.41%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB(r)	3,595,000	3,595,000
Florida State Housing Finance Corp. MFH Revenue:
Series J-2, 2.44%, 10/15/32, LOC: Fannie Mae (r)	2,405,000	2,405,000
Series B, 2.44%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Grove City Church of the Nazarene, 2.48%, 2/1/24, LOC: National City Bank (r)	3,295,000	3,295,000
Heritage Funeral Services LLC, 2.62%, 2/1/18, LOC: Northern Trust Co. (r)	1,455,000	1,455,000
Holland Board of Public Works Home Building Co., 2.62%, 11/1/22, LOC: Wells Fargo Bank (r)	190,000	190,000
Jefferson County Kentucky Health Facilities Revenue, 2.52%, 12/1/25, LOC: Republic Bank & Trust, C/LOC: FHLB (r)	2,665,000	2,665,000
Kaneville Road Joint Venture, Inc., 2.48%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	2,590,000	2,590,000
Los Angeles California MFH Revenue, 2.48%, 12/15/34, LOC: Fannie Mae (r)	3,200,000	3,200,000
Main & Walton, Inc., 2.40%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	4,085,000	4,085,000
Meriter Hospital, Inc., 2.47%, 12/1/16, LOC: U.S. Bank (r)	4,700,000	4,700,000
Milpitas California MFH Revenue, 2.46%, 8/15/33, LOC: Fannie Mae (r)	2,500,000	2,500,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 2.50%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	1,425,000	1,425,000
Montgomery Alabama Special Care Facilities Financing Authority Revenue, 2.47%, 7/1/17, LOC: Regions Bank (r)	395,000	395,000
Montgomery County Alabama Cancer Center LLC, 2.47%, 10/1/12, LOC: SouthTrust Bank (r)	100,000	100,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 2.47%, 5/1/25, LOC: FHLB (r)	1,920,000	1,920,000

	PRINCIPAL
	AMOUNT	VALUE

Nevada State Housing Division Revenue:
2.40%, 4/1/31, LOC: East-West Bank, C/LOC: FHLB (r)	410,000	410,000
2.40%, 4/15/35, LOC: Fannie Mae (r)	1,535,000	1,535,000
New Jersey State Healthcare Facilities Financing Authorities Revenue, 2.35%, 7/1/30, LOC: Fleet National Bank (r)	5,120,000	5,120,000
New York City New York Housing Development Corp. Revenue, 2.40%, 6/1/33, LOC: Bayerishe Landesbank Girozentrale (r)	3,950,000	3,950,000
New York City New York Transitional Finance Authority Revenue, 2.42%, 5/1/30, BPA: Westdeutsche Landesbank (r)	4,860,000	4,860,000
Osprey Management Co. LLC, 2.52%, 6/1/27, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
Peoploungers, Inc., 2.47%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	3,550,000	3,550,000
Portage Indiana Economic Development Revenue, 2.66%, 3/1/20, LOC: FHLB (r)	1,680,000	1,680,000
Post Apartment Homes LP, 2.42%, 7/15/29, CA: Fannie Mae (r)	8,855,000	8,855,000
Racetrac Capital LLC, 2.45%, 9/1/20, LOC: Regions Bank (r)	3,900,000	3,900,000
San Joaquin Mariners Association LP, 2.55%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	1,250,000	1,250,000
San Marcos California Redevelopment Agency MFH Revenue, 2.47%, 5/1/35, LOC: FHLMC (r)	2,300,000	2,300,000
Scottsboro Alabama Industrial Development Board Revenue, 2.41%, 10/1/10, LOC: SouthTrust Bank (r)	910,000	910,000
Sea Island Co., 2.66%, 2/1/21, LOC: Columbus Bank & Trust (r)	205,000	205,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 2.81%, 12/1/27, LOC: First Tennessee Bank (r)	1,600,000	1,600,000
Southeast Alabama Gas Distribution Revenue, 2.47%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	3,645,000	3,645,000
Southern Indiana Investments Company Two LLC, 2.47%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	2,080,000	2,080,000
St. Joseph County Indiana Economic Development Revenue, 2.71%, 6/1/27, LOC: FHLB (r)	175,000	175,000
St. Paul Minnesota Housing and Redevelopment Authority Revenue, 2.42%, 3/1/18, LOC: Dexia Credit Local (r)	1,600,000	1,600,000
St. Paul Minnesota Port Authority Revenue:
2.65%, 3/1/07, LOC: Dexia Credit Local (r)	195,000	195,000
2.45%, 3/1/21, LOC: Dexia Credit Local (r)	1,900,000	1,900,000
Suffolk County New York IDA Revenue, 2.45%, 12/15/07, LOC: JP Morgan Chase Bank (r)	1,630,000	1,630,000
Tyler Enterprises LLC, 2.47%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	4,455,000	4,455,000
Washington State Housing Finance Commission MFH Revenue:
2.48%, 6/15/32, CA: Fannie Mae (r)	1,515,000	1,515,000
2.48%, 7/15/32, CA: Fannie Mae (r)	1,405,000	1,405,000

	PRINCIPAL
	AMOUNT	VALUE

2.48%, 7/15/34, LOC: Fannie Mae (r)	310,000	310,000
2.48%, 5/15/35, LOC: Fannie Mae (r)	785,000	785,000
2.47%, 5/1/37, LOC: Freddie Mac (r)	2,800,000	2,800,000
Washington State Housing Finance Commission Non Profit Housing Revenue, 2.60%, 1/1/30, LOC: Wells Fargo Bank (r)	2,697,000	2,697,000

Total Taxable Variable Rate Demand Notes (Cost $133,181,000)		133,181,000

Total Investments (Cost $161,798,782) - 99.3%		161,798,782

Other assets and liabilities, net - 0.7%		1,066,677

Net Assets - 100%		$162,865,459

(c) Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.
(h) Represents rate in effect at December 31, 2004, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2004, the prime rate was 5.00%.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
INSUR: Insurance
LOC: Letter of Credit

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND
PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

	Principal
Corporate Bonds - 68.1%	Amount	Value

ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)	$170,628	$170,958
8.745%, 1/15/21 (e)	999,938	846,198
3.0525%, 10/15/21 (e)(r)	975,321	912,230
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	2,000,000	2,073,620
ASIF Global Financing Corp., 2.73%, 3/14/06 (e)(r)	5,000,000	5,001,045
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	1,500,000	1,627,470
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	3,500,000	2,126,250
Atmos Energy Corp., 2.465%, 10/15/07 (r)	2,000,000	1,999,380
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	574,375
Banco Santander Chile, 2.80%, 12/9/09 (e)(r)	1,500,000	1,499,685
Bank One Issuance Trust, 2.453%, 10/15/08 (r)	3,000,000	3,001,688
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	2,000,000	2,184,340
BF Saul (REIT), 7.50%, 3/1/14	2,000,000	2,060,000
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	3,000,000	3,176,730
Cascade Christian Schools, 7.65%, 12/1/09	677,000	722,698
Chase Capital II, 2.66%, 2/1/27 (r)	1,000,000	937,550
Chase Funding Mortgage Loan, 4.045%, 5/25/33	5,000,000	4,956,400
Chevy Chase Bank FSB, 6.875%, 12/1/13	500,000	515,000
CIT Group, Inc., 2.55%, 8/31/06 (r)	5,000,000	5,000,350
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	1,523,634	1,599,255
Franchise Loan Trust Certificates, Interest Only 0.944%, 8/18/16 (e)(r)	6,771,804	289,630
Continental Airlines, Inc., 3.338%, 12/6/07 (r)	2,000,000	2,007,860
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,493,156
Countrywide Home Loans, Inc.:
2.528%, 11/30/05 (r)	2,000,000	1,990,760
2.54%, 11/16/07 (r)	3,000,000	2,997,765
Delta Air Lines, Inc., 2.85%, 1/25/08 (r)	2,650,007	2,666,437

	Principal
	Amount	Value

Duke Realty LP, 2.781%, 12/22/06 (r)	2,000,000	1,999,800
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	500,000	536,250
FedEx Corp., 2.286%, 4/1/05 (r)	5,000,000	5,002,605
First Republic Bank, 7.75%, 9/15/12	870,000	995,228
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	1,446,684	1,247,592
Global Signal Trust I, 3.711%, 1/15/34 (e)	1,458,477	1,451,529
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	994,688
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	1,000,000	1,099,390
Goldman Sachs Group, Inc., 2.445%, 10/7/11 (r)	3,500,000	3,499,895
Great Lakes Power, Inc., 8.30%, 3/1/05	4,425,000	4,457,524
Greater Bay Bancorp, 5.25%, 3/31/08	700,000	704,508
Huntington Bancshares, Inc., 2.63%, 12/1/05 (r)	1,000,000	1,000,907
Interpool Capital Trust, 9.875%, 2/15/27	1,620,000	1,433,700
Kimco Realty Corp., 2.36%, 8/1/06 (r)	1,500,000	1,499,730
Leucadia National Corp.:
7.00%, 8/15/13	1,320,000	1,359,600
3.75%, 4/15/14 (e)	500,000	610,275
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	58,840
8.30%, 12/1/37 (e)(m)*	3,500,000	70,000
Masco Corp., 2.70%, 3/9/07 (e)(r)	4,500,000	4,508,460
Meridian Funding Co. LLC:
2.54%, 4/15/09 (e)(r)	1,145,938	1,146,485
2.743%, 10/15/14 (e)(r)	5,000,000	4,997,145
NYMAGIC, Inc., 6.50%, 3/15/14 (e)	750,000	723,810
Pacific Pilot Funding Ltd., 3.039%, 10/20/16 (e)(r)	1,000,000	993,033
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	522,935
Post Apartment Homes LP, 6.85%, 3/16/15 (mandatory put, 3/16/05 @ 100)	1,000,000	1,004,867
Preferred Term Securities IX Ltd., 2.70%, 4/3/33 (e)(r)	1,000,000	1,000,270
Premium Asset Trust, 2.295%, 10/8/09 (e)(r)	5,000,000	4,996,880
PRICOA Global Funding I, 2.51%, 3/2/07 (e)(r)	3,000,000	2,997,333
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	848,000	1,009,145
RBS Capital Trust I, 3.35%, 9/29/49 (r)	8,000,000	8,076,880
Roslyn Preferred Trust I, 5.769%, 4/1/32 (e)(r)	2,000,000	2,020,000
Sales Tax Asset Receivables Corp., 3.83%, 10/15/09	5,000,000	4,947,600
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	3,000,000	3,148,080
Sovereign Bancorp, Inc., 2.71%, 8/25/06 (r)	2,000,000	1,999,460
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	645,545	1,037,106
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter, 10/15/97 (e)	1,000,000	291,920
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	1,620,000	1,609,211
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	4,392
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/06 (e)	2,500,000	2,397,723
2/15/10 (e)	3,000,000	2,349,801

	Principal
	Amount	Value

2/15/13 (e)	1,000,000	655,941
2/15/14 (e)	2,000,000	1,245,422
2/15/25 (e)	14,200,000	4,262,584
2/15/26 (e)	3,000,000	848,241
United Dominion Realty Trust, Inc., 7.73%, 4/5/05	200,000	202,402
United Energy Ltd., 6.00%, 11/1/05 (e)	1,000,000	1,019,000
Vale Overseas Ltd., 8.25%, 1/17/34	300,000	315,750
Valmont Industries, Inc., 6.875%, 5/1/14	250,000	259,375
VW Credit, Inc., 2.33%, 7/21/05 (e)(r)	3,500,000	3,499,727
Westfield Capital Corp Ltd., 2.47%, 11/2/07 (e)(r)	5,000,000	4,996,530
William Street Funding Corp., 2.40%, 4/23/06 (e)(r)	4,000,000	4,003,215

Total Corporate Bonds (Cost $156,175,535)		153,543,614

Taxable Municipal Obligations - 20.0%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/06	2,290,000	2,150,768
10/1/27	7,000,000	1,868,790
Ashland Oregon GO Bonds, 6.022%, 7/15/24	1,000,000	1,040,570
Bethlehem Pennsylvania GO Bonds:
5.05%, 11/1/15	1,600,000	1,595,920
5.35%, 11/1/18	730,000	729,233
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/10	1,415,000	1,117,638
6/1/12	1,530,000	1,071,887
6/1/13	1,585,000	1,045,862
6/1/14	1,645,000	1,020,690
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.30%, 1/1/20	1,250,000	1,273,250
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	3,000,000	1,578,270
Hillsborough County Florida Port Authority Revenue Bonds, Zero Coupon, 6/1/11	1,230,000	916,153
Hoboken New Jersey Pension Funding GO Bonds, Zero Coupon, 4/1/27	570,000	153,307
Indiana State Bond Bank Revenue Bonds:
6.20%, 1/15/15	900,000	967,266
5.27%, 1/15/18	1,000,000	1,000,720
5.32%, 1/15/19	1,865,000	1,859,480
Lackawanna County Pennsylvania GO Bonds, 5.30%, 10/15/18	655,000	656,932
Lakewood Ohio Go Bonds, 5.95%, 7/1/24	850,000	876,741
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	990,923
New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon:

	Principal
	Amount	Value

2/15/11	2,500,000	1,903,100
2/15/17	8,750,000	4,625,163
2/15/24	5,000,000	1,700,650
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,496,511
Oregon School Boards Association GO Bonds, Zero Coupon:
6/30/06	2,000,000	1,900,160
6/30/23	500,000	173,310
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	1,000,000	953,970
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/14	1,250,000	784,900
Rancho Mirage California Redevelopment Agency Tax Allocation Bonds, 5.76%, 4/1/24	520,000	538,725
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	980,000	1,014,016
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.20%, 12/1/07	1,295,000	1,280,328
4.20%, 12/1/10	1,235,000	1,233,555
South Carolina Medical University Hospital Authority Facilities Revenue Bonds, 5.23%, 2/15/17	3,000,000	2,991,810
Texas State Public Finance Authority Revenue Bonds, 9.00%, 12/1/06	1,534,000	1,618,815
West Virginia University, 2.20%, 10/1/12 (r)	1,000,000	1,000,000

Total Taxable Municipal Obligations (Cost $43,998,260)		45,129,413

U.S. Government Agencies and Instrumentalities - 7.2%

Federal Home Loan Bank:
2.25%, 3/28/07	3,000,000	2,996,100
2.10%, 4/30/07	4,000,000	3,993,000
Federal Home Loan Bank Discount Notes, 1/3/05	6,500,000	6,499,639
Freddie Mac, 2.25%, 3/24/08	2,000,000	1,999,020
Kingdom of Jordan, Guaranteed by the United States Agency of International Development, 8.75%, 9/1/19	570,437	719,098

Total U.S. Government Agencies and Instrumentalities (Cost $16,161,717)		16,206,857

High Social Impact Investments - 0.5%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/06 (b)(i)(r)	1,050,000	1,020,737

Total High Social Impact Investments (Cost $1,050,000)		1,020,737

Equity Securities - 2.2%	Shares

Conseco, Inc., Preferred	85,000	2,252,500
Manitoba Telecom Services, Inc.	9,261	377,183
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Northern Borders Partners, LP	3,500	168,630
Roslyn Real Estate Asset Corp., Preferred	2,000	200,000

Total Equity Securities (Cost $4,640,148)		4,978,313

Total Investments (Cost $222,025,660) - 98.0%		220,878,934
Other assets and liabilities, net - 2.0%		4,545,083

Net Assets - 100%		$225,424,017

				Unrealized
		Expiration	Underlying Face	Appreciation
Futures	# of Contracts	Date	amount at Value	(Depreciation)

Purchased:
U.S. Treasury Bonds	125	3/05	$14,062,500	$302,961

Total Purchased				$302,961

Sold:
2 Year U.S. Treasury Notes	63	3/05	$13,204,406	14,951
5 Year U.S. Treasury Notes	54	3/05	5,914,688	(1,314)
10 Year U.S. Treasury Notes	138	3/05	15,447,375	(58,139)

Total Sold				($44,502)

* Non-income producing security.

(b) This security was valued by the Board of Trustees. See Note A

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i) Restricted securities represent 0.5% of the net assets for Bond Portfolio.
(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, July and December 2004. This security is no longer accruing interest.
(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments due in June, July and December 2003 as well as January, June, July and December 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust

	AQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 2.17%, 7/1/06	7/1/2003	$1,050,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 97.5%	Shares	Value

Advertising Agencies - 2.0%
Omnicom Group, Inc.	260,000	$21,923,200

Auto Trucks & Parts - 1.4%
Gentex Corp.	400,000	14,808,000

Banks - Outside New York City - 2.1%
Synovus Financial Corp.	800,000	22,864,000

Biotechnology - Research & Production - 3.5%
Amgen, Inc.*	592,400	38,002,460

Chemicals - 3.7%

	Shares	Value

Air Products & Chemicals, Inc.	480,000	27,825,600
Ecolab, Inc.	351,200	12,337,656

		40,163,256

Communications Technology - 3.0%
Cisco Systems, Inc.*	1,700,000	32,810,000

Computer - Services, Software & Systems - 2.6%
Microsoft Corp.	1,050,000	28,045,500

Computer Technology - 3.8%
Dell, Inc.*	700,000	29,498,000
Zebra Technologies Corp.*	200,000	11,256,000

		40,754,000

Consumer Products - 2.0%
Alberto-Culver Co.	450,000	21,856,500

Containers & Packaging - Metal & Glass - 0.7%
Aptargroup, Inc.	150,000	7,917,000

Diversified Financial Services - 2.5%
American Express Co.	470,000	26,493,900

Diversified Production - 5.7%
Dover Corp.	750,000	31,455,000
Pentair, Inc.	680,000	29,620,800

		61,075,800

Drug & Grocery Store Chains - 2.4%
Walgreen Co.	680,000	26,091,600

Drugs & Pharmaceuticals - 4.5%
Johnson & Johnson	250,000	15,855,000
Pfizer, Inc.	1,200,000	32,268,000

		48,123,000

Electronic Equipment & Components - 2.8%
Emerson Electric Co.	300,000	21,030,000
Molex, Inc.	360,000	9,594,000

		30,624,000

Electronics - Medical Systems - 4.1%
Medtronic, Inc.	550,000	27,318,500
Varian Medical Systems, Inc.*	400,000	17,296,000

		44,614,500

	Shares	Value

Electronics - Semiconductors / Components - 3.5%
Intel Corp.	1,000,000	23,390,000
Microchip Technology, Inc.	542,300	14,457,718

		37,847,718

Financial Data Processing Services - 4.9%
First Data Corp.	400,000	17,016,000
Fiserv, Inc.*	550,000	22,104,500
SunGard Data Systems, Inc.*	483,300	13,691,889

		52,812,389

Foods - 1.8%
Performance Food Group Co.*	700,000	18,837,000

Healthcare Facilities - 2.1%
Health Management Associates, Inc.	1,000,000	22,720,000

Healthcare Services - 2.1%
Express Scripts, Inc.*	300,000	22,932,000

Insurance - Multi-Line - 3.7%
Aflac, Inc.	400,000	15,936,000
American International Group, Inc.	150,000	9,850,500
Lincoln National Corp.	300,000	14,004,000

		39,790,500

Investment Management Companies - 2.2%
SEI Investments Co.	570,000	23,900,100

Machinery - Industrial / Specialty - 2.8%
Illinois Tool Works, Inc.	325,000	30,121,000

Medical & Dental - Instruments & Supplies - 1.0%
Dentsply International, Inc.	190,000	10,678,000

Multi-Sector Companies - 1.9%
3M Co.	250,000	20,517,500

Oil - Crude Producers - 2.8%
EOG Resources, Inc.	420,000	29,971,200

Retail - 13.4%
Bed Bath & Beyond, Inc.*	660,000	26,287,800
CDW Corp.	385,000	25,544,750
Costco Wholesale Corp.	550,000	26,625,500
Home Depot, Inc.	400,000	17,096,000
Kohl’s Corp.*	530,000	26,060,100

	Shares	Value

Staples, Inc.	680,000	22,922,800

		144,536,950

Securities Brokers & Services - 4.5%
A.G. Edwards, Inc.	650,000	28,086,500
Franklin Resources, Inc.	294,900	20,539,785

		48,626,285

Soaps & Household Chemicals - 1.8%
Procter & Gamble Co.	350,000	19,278,000

Utilities - Gas Distribution - 2.2%
Questar Corp.	456,200	23,247,952

Utilities - Telecommunications - 0.0%
Alltel Corp.	900	52,884

Total Equity Securities (Cost $838,827,245)		1,052,036,194

VENTURE CAPITAL - 0.2%

20/20 Gene Systems, Inc., Warrants(strike price $.01/share,	30,000	14,700
expires 8/27/13)(b)(i)*
Chesapeake PERL, Inc. Series A-2 Preferred(b)(i)*	150,000	300,000
Cylex, Inc.:
Series A Preferred(b)(i)*	101,742	93,495
Series B Preferred(b)(i)*	787,268	211,775
Warrants(strike price $.0412/share, expires 11/12/13)(b)(i)*	285,706	—
Dragonfly Media LLC(b)(i)*	295,081	516,401
H2Gen Innovations, Inc.:
Common (b)(i)*	2,078	—
Common Warrants(strike price $1.00/share, exp. 10/31/13)(b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,034	100,598
Series A Preferred, Warrants(strike price $1.00/share,	1,104	—
expires 1/1/12)(b)(i)*
Series B Preferred (b)(i)*	161,758	161,758
Powerzyme, Inc. Series D Preferred(b)(i)*	1,250,000	500,000

Total Venture Capital (Cost $2,305,396)		1,898,727

	PRINCIPAL
Corporate Bonds - 0.0%	AMOUNT	VALUE

20/20 Gene Systems Inc., 8.00%, 2/28/05 (b)(i)	$250,000	$248,447

Total Corporate Bonds (Cost $248,447)		248,447

High Social Impact Investments - 0.6%

Calvert Social Investment Foundation Notes, 2.17%, 7/1/06 (b)(i)(r)	6,800,000	6,610,484

Total High Social Impact Investments (Cost $6,800,000)		6,610,484

U.S. Government Agencies and Instrumentalities - 1.5%

Federal Home Loan Bank Discount Notes, 1/3/05	16,000,000	15,999,111

Total U.S. Government Agencies and Instrumentalities (Cost $15,999,111)		15,999,111

TOTAL INVESTMENTS (Cost $864,180,199) - 99.8%		1,076,792,963
Other assets and liabilities, net - 0.2%		2,698,549

Net Assets - 100%		$1,079,491,512

* Non-income producing security.

(b) This security was valued by the Board of Trustees. See note A.

(i) Restricted securities represent 0.8% of the net assets.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

EQUITY PORTFOLIO	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 2/28/05	08/29/03	$248,447
Warrants (strike price $.01/share, expires 8/27/13)	08/29/03	14,700
Calvert Social Investment Foundation Notes, 2.17%, 7/1/06	07/01/03-07/01/04	6,800,000
Chesapeake PERL, Inc., Series A-2 Preferred	07/30/04	300,000
Cylex, Inc.:
Series A Preferred	06/30/04	335,750
Series B Preferred	06/30/04	211,775
Warrants (strike price $.0412/share, expires 11/12/13)	06/30/04	13,525
Dragonfly Media LLC	07/18/03-05/13/04	516,392
H2Gen Innovations, Inc.:
Common	11/04/04	—
Common, Warrants (strike price $1.00/share, expires 10/31/13)	11/04/04	—
Series A Preferred	11/04/04	251,496
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12)	11/04/04	—
Series B Preferred	10/21/04-10/27/04	161,758
PowerZyme, Inc., Series D Preferred	07/22/04	500,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 99.1%	Shares	Value

Air Transportation - 0.2%
FedEx Corp.	1,300	$128,037

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,500	66,090

Auto Parts - Original Equipment - 0.6%
Autoliv, Inc.	9,000	434,700

Auto Trucks & Parts - 0.3%
Wabash National Corp.*	7,900	212,747

Banks - New York City - 2.2%
JP Morgan Chase & Co.	42,784	1,669,004

Banks - Outside New York City - 8.1%
Bank of America Corp.	49,270	2,315,197
KeyCorp Ltd.	8,700	294,930
US Bancorp	33,400	1,046,088
Wachovia Corp.	29,800	1,567,480
Wells Fargo & Co.	16,000	994,400

		6,218,095

Biotechnology - Research & Production - 1.1%
Amgen, Inc.*	10,400	667,160
Invitrogen Corp.*	3,200	214,816

		881,976

Building Materials - 0.5%
Masco Corp.	10,100	368,953

Chemicals - 1.3%
Airgas, Inc.	17,600	466,576

	Shares	Value

Praxair, Inc.	5,600	247,240
Sigma-Aldrich Corp.	5,400	326,484

		1,040,300

Communications & Media - 2.2%
Time Warner, Inc.*	89,200	1,734,048

Communications Technology - 4.0%
Cisco Systems, Inc.*	78,800	1,520,840
CommScope, Inc.*	46,000	869,400
Qualcomm, Inc.	15,200	644,480
Scientific-Atlanta, Inc.	1,300	42,913

		3,077,633

Computer - Services, Software & Systems - 4.1%
Adobe Systems, Inc.	3,600	225,864
Citrix Systems, Inc.*	3,100	76,043
Compuware Corp.*	16,900	109,343
Microsoft Corp.	99,900	2,668,329
Symantec Corp.*	2,200	56,672
Veritas Software Corp.*	1,800	51,390

		3,187,641

Computer Technology - 5.6%
Dell, Inc.*	40,800	1,719,312
EMC Corp.*	13,400	199,258
Hewlett-Packard Co.	10,300	215,991
International Business Machines Corp.	22,300	2,198,334

		4,332,895

Consumer Electronics - 1.0%
Electronic Arts, Inc.*	1,800	111,024
Harman International Industries, Inc.	600	76,200
Yahoo!, Inc.*	15,500	584,040

		771,264

Consumer Products - 3.3%
American Greetings Corp.	1,300	32,955
Gillette Co.	20,000	895,600
Kimberly-Clark Corp.	17,300	1,138,513
Toro Co.	5,700	463,695

		2,530,763

Containers & Packaging - Paper & Plastic - 0.2%
Sealed Air Corp.*	3,300	175,791

	Shares	Value

Diversified Financial Services - 3.1%
American Express Co.	26,900	1,516,353
CIT Group, Inc.	1,800	82,476
Goldman Sachs Group, Inc.	8,000	832,320

		2,431,149

Diversified Production - 0.6%
Danaher Corp.	5,700	327,237
Dover Corp.	2,700	113,238

		440,475

Drug & Grocery Store Chains - 0.6%
Supervalu, Inc.	4,800	165,696
Walgreen Co.	8,300	318,471

		484,167

Drugs & Pharmaceuticals - 6.8%
Cardinal Health, Inc.	8,450	491,367
Johnson & Johnson	37,000	2,346,540
Pfizer, Inc.	89,200	2,398,588

		5,236,495

Electrical - Household Appliances - 0.1%
Whirlpool Corp.	1,600	110,736

Electronic Equipment & Components - 0.5%
Cooper Industries Ltd.	1,500	101,835
Molex, Inc.	8,700	261,000

		362,835

Electronics - Medical Systems - 0.7%
Medtronic, Inc.	11,500	571,205

Electronics - Semiconductors / Components - 3.1%
Altera Corp.*	12,100	250,470
Atmel Corp.*	18,700	73,304
Intel Corp.	68,600	1,604,554
Jabil Circuit, Inc.*	10,800	276,264
Texas Instruments, Inc.	6,200	152,644

		2,357,236

Energy Miscellaneous - 0.8%
Veritas DGC, Inc.*	29,400	658,854

Finance - Small Loan - 0.1%
SLM Corp.	1,200	64,068

	Shares	Value

Finance Companies - 0.9%
Capital One Financial Corp.	8,000	673,680

Financial Data Processing Services - 2.8%
Automatic Data Processing, Inc.	27,900	1,237,365
DST Systems, Inc.*	1,200	62,544
First Data Corp.	18,100	769,974
Fiserv, Inc.*	1,000	40,190
SunGard Data Systems, Inc.*	1,400	39,662

		2,149,735

Financial Miscellaneous - 2.3%
AMBAC Financial Group, Inc.	1,700	139,621
Fannie Mae	10,800	769,068
Freddie Mac	1,300	95,810
MBNA Corp.	16,600	467,954
Nationwide Financial Services, Inc.	1,900	72,637
Providian Financial Corp.*	12,500	205,875

		1,750,965

Foods - 3.5%
General Mills, Inc.	5,600	278,376
H.J. Heinz Co.	13,400	522,466
Hershey Foods Corp.	10,400	577,616
Kellogg Co.	16,100	719,026
Sysco Corp.	15,800	603,086

		2,700,570

Forest Products - 0.5%
Weyerhaeuser Co.	5,800	389,876

Healthcare Facilities - 0.4%
DaVita, Inc.*	8,550	337,982

Healthcare Management Services - 0.4%
Caremark Rx, Inc.*	7,500	295,725

Healthcare Services - 1.7%
Express Scripts, Inc.*	2,600	198,744
WellPoint, Inc.*	9,400	1,081,000

		1,279,744

Home Building - 1.6%
NVR, Inc.*	1,600	1,231,040

	Shares	Value

Household Equipment & Products - 1.0%
Black & Decker Corp.	9,200	812,636

Identification Control & Filter Devices - 0.4%
Parker Hannifin Corp.	4,200	318,108

Insurance - Life - 1.6%
Jefferson-Pilot Corp.	1,800	93,528
Principal Financial Group	17,700	724,638
Prudential Financial, Inc.	6,700	368,232
The Phoenix Co.’s, Inc.	4,600	57,500

		1,243,898

Insurance - Multi-Line - 2.1%
Aflac, Inc.	23,500	936,240
CIGNA Corp.	1,300	106,041
Hartford Financial Services, Inc.	1,400	97,034
Lincoln National Corp.	4,000	186,720
Protective Life Corp.	6,400	273,216
Safeco Corp.	1,100	57,464

		1,656,715

Insurance - Property & Casualty - 1.6%
21st Century Insurance Group	4,500	61,200
Chubb Corp.	6,900	530,610
Commerce Group, Inc.	7,300	445,592
Progressive Corp.	2,800	237,552

		1,274,954

Machinery - Agricultural - 0.9%
Deere & Co.	8,900	662,160

Machinery - Construction & Handling - 0.7%
Terex Corp.*	11,400	543,210

Machinery - Industrial / Specialty - 0.9%
Illinois Tool Works, Inc.	4,870	451,352
Nordson Corp.	1,300	52,091
Tecumseh Products Co.	3,500	167,300

		670,743

Machinery - Oil Well Equipment & Services - 0.8%
Smith International, Inc.*	11,800	642,038

Medical & Dental - Instruments & Supplies - 0.8%
Becton Dickinson & Co.	5,800	329,440

	Shares	Value

St. Jude Medical, Inc.*	1,200	50,316
Stryker Corp.	5,200	250,900

		630,656

Medical Services - 0.1%
Coventry Health Care, Inc.*	1,250	66,350

Multi-Sector Companies - 0.8%
3M Co.	7,300	599,111

Office Furniture & Business Equipment - 0.3%
Pitney Bowes, Inc.	1,000	46,280
Xerox Corp.*	9,500	161,595

		207,875

Oil - Crude Producers - 2.4%
Cimarex Energy Co.*	5,200	197,080
EOG Resources, Inc.	15,800	1,127,488
Pioneer Natural Resources Co.	1,200	42,120
XTO Energy, Inc.	14,707	520,334

		1,887,022

Photography - 0.5%
Eastman Kodak Co.	12,800	412,800

Pollution Control & Environmental Services - 0.1%
Headwaters, Inc.*	1,700	48,450

Publishing - Miscellaneous - 1.0%
McGraw-Hill Co.’s, Inc.	7,100	649,934
RR Donnelley & Sons Co.	4,300	151,747

		801,681

Publishing - Newspapers - 0.1%
New York Times Co.	1,700	69,360

Real Estate Investment Trust (REIT) - 1.2%
Equity Office Properties Trust	10,900	317,408
New Century Financial Corp.	9,300	594,363

		911,771

Recreational Vehicles & Boats - 0.6%
Harley-Davidson, Inc.	7,400	449,550

Restaurants - 0.3%
CKE Restaurants, Inc.*	14,100	204,591

	Shares	Value

Retail - 5.1%
Bed Bath & Beyond, Inc.*	5,800	231,014
Best Buy Co., Inc.	1,800	106,956
Costco Wholesale Corp.	8,500	411,485
Dollar General Corp.	1,800	37,386
Gap, Inc.	15,625	330,000
Home Depot, Inc.	37,200	1,589,928
Lowe’s Co.’s, Inc.	9,100	524,069
ShopKo Stores, Inc.*	3,000	56,040
Staples, Inc.	16,800	566,328
Target Corp.	1,900	98,667

		3,951,873

Savings & Loans - 0.9%
Washington Mutual, Inc.	15,600	659,568

Securities Brokers & Services - 0.1%
Charles Schwab Corp.	2,700	32,292
Franklin Resources, Inc.	800	55,720

		88,012

Services - Commercial - 0.3%
Brink’s Co.	5,000	197,600

Shoes - 0.3%
Timberland Co.*	3,400	213,078

Soaps & Household Chemicals - 1.3%
Colgate-Palmolive Co.	4,600	235,336
Procter & Gamble Co.	13,500	743,580

		978,916

Transportation Miscellaneous - 0.3%
United Parcel Service, Inc., Class B	2,800	239,288

Utilities - Cable, Television, & Radio - 0.1%
Comcast Corp.*	1,500	49,920

Utilities - Electrical - 1.3%
Cleco Corp.	6,900	139,794
Hawaiian Electric Industries, Inc.	3,000	87,450
IDACORP, Inc.	6,600	201,762
NiSource, Inc.	6,300	143,514
OGE Energy Corp.	10,900	288,959
Sierra Pacific Resources Corp.*	6,400	67,200
UniSource Energy Corp.	2,900	69,919

		998,598

	Shares	Value

Utilities - Gas Distribution - 1.8%
AGL Resources, Inc.	6,200	206,088
Energen Corp.	200	11,790
Kinder Morgan, Inc.	13,600	994,568
Oneok, Inc.	5,000	142,100

		1,354,546

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	1,600	97,056

Utilities - Telecommunications - 3.7%
Bellsouth Corp.	44,100	1,225,539
Citizens Communications Co.	9,500	131,005
Nextel Communications, Inc.*	2,900	87,000
SBC Communications, Inc.	53,438	1,377,097

		2,820,641

Wholesalers - 0.3%
United Stationers, Inc.*	5,900	272,580

Total Equity Securities (Cost $63,910,155)		76,391,829

Total Investments (Cost $63,910,155) - 99.1%		76,391,829
Other assets and liabilities, net - 0.9%		677,259

Net Assets - 100%		$77,069,088

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Money Market, Balanced, Bond, Equity, and Enhanced Equity (formerly Managed Index). Money Market,

Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. The last remaining shareholder in Class I redeemed in Enhanced Equity on January 18, 2002. Shares are still available for public sale and will resume upon shareholder investment. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities’ market maker. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2004:

	Total Investments	% of Net Assets

Balanced	$13,304,973	2.4%
Bond	1,020,737	0.5%
Equity	8,757,658	0.8%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Balanced, Bond, Equity, and Enhanced Equity Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within five days for all Class I shares). The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees are paid indirectly by credits earned on each Portfolio’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2004, and net realized capital loss carryforwards as of September 30, 2004 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$161,798,782	$513,623,132	$222,032,108
Unrealized appreciation	—	65,523,442	4,073,273
Unrealized depreciation	—	(21,974,342)	(5,226,447)
Net unrealized appreciation/ (depreciation)	—	43,549,100	(1,153,174)

	Equity	Enhanced Equity

Federal income tax cost of investments	$864,121,282	$64,105,368
Unrealized appreciation	224,689,441	14,990,838
Unrealized depreciation	(12,017,760)	(2,704,377)
Net unrealized appreciation/ (depreciation)	212,671,681	12,286,461

Capital Loss Carryforwards

				Enhanced
Expiration Date	Money Market	Balanced	Equity	Equity

30-Sep-08	$41,585	—	—	—
30-Sep-10	14,601	$150,980	—	$1,258,141
30-Sep-11	6,847	54,896,621	$1,994,891	1,425,140
30-Sep-12	—	—	5,044,186	57,974

	$63,033	$55,047,601	$7,039,077	$2,741,255

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$170,168
GEEMF Partners LP	185,003	120,123
Liberty Environmental Partners LP	256,090	—
Milepost Ventures LP	500,000	1

TOTALS	$1,141,093	$290,292

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Barbara Krumsiek
Barbara Krumsiek
Senior Vice-President – Principal Executive Officer

Date:	February 28, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby – President

Date:	February 28, 2005

/s/ Barbara Krumsiek
Barbara Krumsiek
Senior Vice-President – Principal Executive Officer

Date:	February 28, 2005

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer – Principal Financial Officer

Date:	February 28, 2005